Other operating income and other operating expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating income:
Other operating income	$ 669	$ 486	$ 472
Other operating income	669	486	472
Other operating expenses:
IPAB fund contribution	(2,894)	(2,631)	(2,238)
Other operating expense	(720)	(730)	(772)
Other operating expense	$ (3,614)	$ (3,361)	$ (3,010)
Mandatory contributions paid by financial entity (as a percent)	0.0333%